Income Taxes - Changes in Deferred Tax Asset Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation allowance as of beginning of year	$ 5,194	$ 1,307
Net increases recorded to income tax provision	6,372	3,887
Valuation allowance as of end of year	$ 11,566	$ 5,194